LEASE OBLIGATIONS - Future Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 241.0	$ 246.4
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	39.8
Between 1-2 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	65.1
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	28.2
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	19.5
2025
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	26.5
Over 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 61.9